PROPERTY AND EQUIPMENT	12 Months Ended
Oct. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

	October 31, 2021	October 31, 2020
Computer equipment	$10,684	$8,653
Finance lease equipment	544,378	239,595
Manufacturing equipment	258,791	171,430
	813,853	419,678
Less: accumulated depreciation	(107,146)	(54,444)
	706,707	365,234
Construction in progress:
Leasehold improvements	406,709	-
Total property and equipment, net	$1,113,416	$365,234

Depreciation expense totaled $52,702 and $36,775 for the years ended October 31, 2021 and 2020, respectively.

As described in Note 6, during the year ended October 31, 2021, the Company began the build-out of additional laboratory processing, product distribution and administrative office capacity at its Basalt Lab Lease location. The total costs incurred as of October 31, 2021 was $406,709 and is reflected as construction in progress. Amortization of these costs will begin once the build-out is complete and the facility becomes operational.